UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2018

A balanced approach
to building and
preserving wealth
for higher education

American Funds College 2036 Fund,® American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund®: Each fund seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end). Gross expense ratios, which are restated to reflect current fees, are as of the series prospectus dated February 9, 2018:

	Cumulative	Average annual
	total returns	total returns		Gross
Class 529-A shares	1 year	5 years	Lifetime[1]	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2036 Fund	—	—	–2.68%	0.93%[2]
American Funds College 2033 Fund	7.82%	—	5.76	0.84
American Funds College 2030 Fund	5.22	7.41%	8.00	0.82
American Funds College 2027 Fund	2.36	6.08	6.62	0.80
American Funds College 2024 Fund	–0.73	4.66	5.12	0.73
American Funds College 2021 Fund	–3.90	2.88	3.40	0.73

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund[3]	–2.87%	0.09%	0.09%	0.76%

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	The net expense ratio was 0.90%.
[3]	College 2018 Fund® merged into College Enrollment Fund on April 20, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for College 2036 Fund. This reimbursement will be in effect until February 9, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment adviser has in the past reimbursed certain expenses for other funds, without which results would have been lower.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Investment approach for American Funds College Target Date Series

5	Investment portfolios

12	Financial statements

18	Notes to financial statements

31	Financial highlights

Fellow investors:

Although geopolitical concerns weighed on investor sentiment, a tailwind of generally positive economic data and better-than-expected company earnings in the U.S. helped boost returns for those funds further from enrollment. Rising interest rates toward the end of the six-month period held back bond-heavy funds closer to enrollment. Returns ranged from –1.89% (for College 2021 Fund) to 2.90% (for College 2033 Fund). Results for the series can be found on page 3.

The glide path

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

A few events this past year reflect the age and time frame of new college-bound beneficiaries. College 2036 Fund launched in February, and College 2018 Fund merged into College Enrollment Fund on April 20, 2018.

The Portfolio Oversight Committee created the glide path that details the investment mix of American Funds College Target Date Series. This glide path was designed to grow savings while weathering market volatility. We remind investors that the series glide path focuses on providing growth in the early years, while placing greater emphasis on preservation of capital as beneficiaries approach the start of college.

The economy

For the first half of the funds’ fiscal year, the global economy continued to grow at a moderate pace. Most major economies were healthy. In the United States, the unemployment rate continued to fall and stood at 4.1% in March, while gross domestic product rose 2.9% in the fourth quarter of 2017. Consumer confidence was steady, and inflation remained low.

The picture was similar overseas. In the eurozone, fourth quarter GDP gained 2.7%, while unemployment stood at 8.5% for February — still high, but the lowest figure reported since 2008. Economic activity in Japan continued to increase modestly, while in China growth has stabilized at a strong rate over the past several years.

The stock market

Over the six months, volatility returned to a number of equity markets — some for the first time in years. In several instances it could be attributed to geopolitical concerns, such as continuing conflicts in Syria and changes to U.S. trade policies. Corporate earnings were generally sound throughout much of the world, however.

Domestically, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 3.82% during the period. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more

American Funds College Target Date Series	1

than 40 developed and developing country stock markets, climbed 3.47%, while the MSCI Emerging Markets Index, measuring markets in more than 20 developing countries, advanced 4.80%.

The bond market

With the U.S. economy on sound footing, the Federal Reserve continued its slow, steady progression of rate hikes, the most recent of which increased the benchmark (the rate at which the central bank loans money to other banks) to a range of 1.50% to 1.75%. This remains well below historical norms.

During the period, the yield on the 10-year U.S. Treasury bond — a widely regarded benchmark for the U.S. bond market — increased 58 basis points to 2.95%, despite the volatility in equities. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 1.87% — not unexpected in the wake of the Fed’s moves. Global bonds fared better, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rising 1.19%.

The series

Higher interest rates and inflation weighed on returns for our near-dated funds, which have a greater allocation to fixed income, while most of the distant-dated funds achieved their primary goal of capital growth.

We maintain a long-term perspective on behalf of our shareholders and their college-bound beneficiaries. The series’ positive lifetime results are a testament to the strength of our time-tested approach to investing led by bottom-up research.

We appreciate your investment in American Funds College Target Date Series.

Moving forward

Looking ahead, we believe the global economy will continue to grow over the short term, buoyed by a general trend toward deregulation and lower taxes in the United States. However, trade policy remains a concern. While current disputes between the U.S. and China have had little real economic impact, the possibility of escalation is worrisome.

In light of this and other geopolitical issues, we expect to see higher levels of volatility in equity markets. This is not necessarily a sign of trouble, but rather a return to normalcy as the past year’s lack of volatility was unusual. Overall we believe the market environment, given a foundation of strong corporate earnings, will be positive.

As always, we thank you for placing your trust in American Funds, and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 13, 2018

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended April 30, 2018, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime[1]

American Funds College 2036 Fund[2]	—	—	—	2.00%
American Funds College 2033 Fund	2.90%	11.29%	—	7.20
American Funds College 2030 Fund	2.10	8.70	7.73%	8.74
American Funds College 2027 Fund	0.77	5.85	6.45	7.34
American Funds College 2024 Fund	–0.49	3.00	5.03	5.82
American Funds College 2021 Fund	–1.89	–0.41	3.27	4.07
American Funds College Enrollment Fund[3]	–1.62	–1.23	0.46	0.45
Standard & Poor’s 500 Composite Index[4,5]	3.82	13.27	12.96	13.43
Bloomberg Barclays U.S. Aggregate Index[5,6]	–1.87	–0.32	1.47	1.65
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[5,7]	–1.04	–0.45	0.93	0.94

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Six-month and one-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	College 2018 Fund merged into College Enrollment Fund on April 20, 2018.
[4]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[5]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade fixed-rate bond market.

American Funds College Target Date Series	3

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation, adjusting them over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objectives.

The fund’s portfolio managers don’t attempt to be tactical asset allocators —that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The target allocations shown are as of February 9, 2018. The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

4	American Funds College Target Date Series

American Funds College 2036 Fund	unaudited
Investment portfolio April 30, 2018

Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	33,743	$1,748
EuroPacific Growth Fund, Class R-6	28,958	1,647
		3,395

Growth-and-income funds 68%
Fundamental Investors, Class R-6	54,865	3,395
Capital World Growth and Income Fund, Class R-6	65,533	3,393
The Investment Company of America, Class R-6	65,411	2,623
International Growth and Income Fund, Class R-6	71,719	2,521
		11,932

Equity-income and Balanced funds 1%
American Funds Global Balanced Fund, Class R-6	6,284	204

Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	80,909	1,077
Capital World Bond Fund, Class R-6	43,881	874
		1,951

Total investment securities 100% (cost: $17,599,000)		17,482
Other assets less liabilities 0%		(5)

Net assets 100%		$17,477

See Notes to Financial Statements

American Funds College Target Date Series	5

American Funds College 2033 Fund	unaudited
Investment portfolio April 30, 2018

Growth funds 14%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,374,824	$71,230
EuroPacific Growth Fund, Class R-6	562,555	31,992
		103,222

Growth-and-income funds 53%
The Investment Company of America, Class R-6	2,678,243	107,371
Capital World Growth and Income Fund, Class R-6	2,005,735	103,857
Fundamental Investors, Class R-6	1,560,220	96,546
International Growth and Income Fund, Class R-6	2,013,566	70,777
Washington Mutual Investors Fund, Class R-6	232,151	10,514
		389,065

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,244,942	73,073

Fixed income funds 23%
U.S. Government Securities Fund, Class R-6	8,288,010	110,313
Capital World Bond Fund, Class R-6	1,837,883	36,611
The Bond Fund of America, Class R-6	1,538,473	19,262
		166,186

Total investment securities 100% (cost: $687,467,000)		731,546
Other assets less liabilities 0%		(217)

Net assets 100%		$731,329

See Notes to Financial Statements

6	American Funds College Target Date Series

American Funds College 2030 Fund	unaudited
Investment portfolio April 30, 2018

Growth funds 10%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,547,055	$131,963
EuroPacific Growth Fund, Class R-6	85,621	4,869
		136,832

Growth-and-income funds 44%
The Investment Company of America, Class R-6	4,673,956	187,379
Washington Mutual Investors Fund, Class R-6	2,960,300	134,072
Capital World Growth and Income Fund, Class R-6	2,529,404	130,973
International Growth and Income Fund, Class R-6	3,609,541	126,875
Fundamental Investors, Class R-6	231,326	14,314
American Mutual Fund, Class R-6	257,214	10,289
		603,902

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,398,436	143,169

Fixed income funds 36%
The Bond Fund of America, Class R-6	17,979,505	225,104
U.S. Government Securities Fund, Class R-6	14,831,168	197,403
Capital World Bond Fund, Class R-6	3,223,307	64,208
American Funds Mortgage Fund, Class R-6	1,635,141	16,024
		502,739

Total investment securities 100% (cost: $1,311,205,000)		1,386,642
Other assets less liabilities 0%		(523)

Net assets 100%		$1,386,119

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2027 Fund	unaudited
Investment portfolio April 30, 2018

Growth-and-income funds 38%	Shares	Value (000)
American Mutual Fund, Class R-6	4,784,511	$191,380
Washington Mutual Investors Fund, Class R-6	3,511,352	159,029
International Growth and Income Fund, Class R-6	3,067,678	107,829
		458,238

Equity-income and Balanced funds 15%
American Funds Global Balanced Fund, Class R-6	5,065,254	164,874
The Income Fund of America, Class R-6	590,404	13,450
		178,324

Fixed income funds 47%
The Bond Fund of America, Class R-6	23,409,249	293,084
American Funds Mortgage Fund, Class R-6	13,676,509	134,030
U.S. Government Securities Fund, Class R-6	8,020,016	106,746
Intermediate Bond Fund of America, Class R-6	1,856,868	24,325
		558,185

Total investment securities 100% (cost: $1,165,081,000)		1,194,747
Other assets less liabilities 0%		(478)

Net assets 100%		$1,194,269

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College 2024 Fund	unaudited
Investment portfolio April 30, 2018

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	6,483,546	$259,342
Washington Mutual Investors Fund, Class R-6	337,914	15,304
International Growth and Income Fund, Class R-6	285,715	10,043
		284,689

Equity-income and Balanced funds 19%
The Income Fund of America, Class R-6	11,350,619	258,567
American Funds Global Balanced Fund, Class R-6	457,560	14,894
		273,461

Fixed income funds 62%
The Bond Fund of America, Class R-6	27,798,240	348,034
American Funds Mortgage Fund, Class R-6	29,846,129	292,492
Intermediate Bond Fund of America, Class R-6	19,662,940	257,584
U.S. Government Securities Fund, Class R-6	701,429	9,336
		907,446

Total investment securities 100% (cost: $1,460,357,000)		1,465,596
Other assets less liabilities 0%		(619)

Net assets 100%		$1,464,977

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Fixed income funds 20%
American Funds Mortgage Fund, Class R-6	25,252,829	4,593,300	—	29,846,129	$—	$(8,753)	$2,492	$292,492

See Notes to Financial Statements

American Funds College Target Date Series	9

American Funds College 2021 Fund	unaudited
Investment portfolio April 30, 2018

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	3,553,482	$142,139

Equity-income and Balanced funds 9%
The Income Fund of America, Class R-6	6,215,875	141,598

Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	41,179,716	539,454
American Funds Mortgage Fund, Class R-6	40,012,927	392,127
The Bond Fund of America, Class R-6	22,494,859	281,636
Short-Term Bond Fund of America, Class R-6	7,450,609	72,941
		1,286,158

Total investment securities 100% (cost: $1,607,096,000)		1,569,895
Other assets less liabilities 0%		(722)

Net assets 100%		$1,569,173

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Fixed income funds 25%
American Funds Mortgage Fund, Class R-6	41,569,309	2,897,306	4,453,688	40,012,927	$(257)	$(13,140)	$3,675	$392,127

See Notes to Financial Statements

10	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited
Investment portfolio April 30, 2018

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	49,546,514	$485,061
Intermediate Bond Fund of America, Class R-6	37,027,509	485,060
American Funds Mortgage Fund, Class R-6	42,425,105	415,766
		1,385,887

Total investment securities 100% (cost: $1,429,405,000)		1,385,887
Other assets less liabilities 0%		(845)

Net assets 100%		$1,385,042

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	13,012,887	38,046,381	1,512,754	49,546,514	$(134)	$(8,539)	$1,268	$485,061
American Funds Mortgage Fund, Class R-6	10,955,513	32,688,376	1,218,784	42,425,105	(116)	(15,012)	1,119	415,766
Total 65%					$(250)	$(23,551)	$2,387	$900,827

See Notes to Financial Statements

American Funds College Target Date Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2018

		College 2036 Fund		College 2033 Fund

	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$17,482		$731,546
	Affiliated issuers	—		—
	Receivables for:
	Sales of investments	—		—
	Sales of fund’s shares	522		1,304
	Dividends	2		252
	Total assets	18,006		733,102

	Liabilities:
	Payables for:
	Purchases of investments	524		950
	Repurchases of fund’s shares	—	*	606
	Services provided by related parties	4		177
	Trustees’ deferred compensation	—	*	1
	Other	1		39
	Total liabilities	529		1,773
	Net assets at April 30, 2018	$17,477		$731,329

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$17,583		$667,524
	Undistributed net investment income	11		1,555
	Undistributed (accumulated) net realized gain (loss)	—		18,171
	Net unrealized (depreciation) appreciation	(117)		44,079
	Net assets at April 30, 2018	$17,477		$731,329

	Investment securities, at cost:
	Unaffiliated issuers	$17,599		$687,467
	Affiliated issuers	—		—

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$14,375		$594,778
	Shares outstanding	1,409		50,628
	Net asset value per share	$10.20		$11.75
Class 529-C:	Net assets	$957		$70,743
	Shares outstanding	94		6,077
	Net asset value per share	$10.19		$11.64
Class 529-E:	Net assets	$874		$18,818
	Shares outstanding	86		1,607
	Net asset value per share	$10.20		$11.71
Class 529-T:	Net assets	$10		$11
	Shares outstanding	1		1
	Net asset value per share	$10.20		$11.75
Class 529-F-1:	Net assets	$1,261		$46,979
	Shares outstanding	123		3,985
	Net asset value per share	$10.21		$11.79

*	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$1,386,642	$1,194,747	$1,173,104	$1,177,768	$485,060
—	—	292,492	392,127	900,827

—	—	—	—	383
1,764	954	2,014	2,284	838
886	1,118	1,742	2,388	2,541
1,389,292	1,196,819	1,469,352	1,574,567	1,389,649

1,966	1,773	3,386	3,908	2,541
684	299	370	765	1,217
446	412	537	634	760
3	2	3	3	5
74	64	79	84	84
3,173	2,550	4,375	5,394	4,607
$1,386,119	$1,194,269	$1,464,977	$1,569,173	$1,385,042

$1,276,701	$1,142,388	$1,435,836	$1,592,409	$1,427,061
4,096	4,980	6,996	7,124	1,751
29,885	17,235	16,906	6,841	(252)
75,437	29,666	5,239	(37,201)	(43,518)
$1,386,119	$1,194,269	$1,464,977	$1,569,173	$1,385,042

$1,311,205	$1,165,081	$1,157,570	$1,199,398	$502,905
—	—	302,787	407,698	926,500

$1,076,884	$898,284	$1,078,495	$1,087,275	$906,264
79,104	71,718	92,058	99,531	93,872
$13.61	$12.53	$11.72	$10.92	$9.65
$186,990	$173,869	$230,851	$300,532	$291,730
13,929	14,056	19,940	27,814	30,282
$13.42	$12.37	$11.58	$10.81	$9.63
$38,372	$31,416	$49,347	$57,394	$56,091
2,835	2,524	4,229	5,276	5,824
$13.54	$12.45	$11.67	$10.88	$9.63
$11	$11	$10	$10	$10
1	1	1	1	1
$13.61	$12.53	$11.72	$10.92	$9.65
$83,862	$90,689	$106,274	$123,962	$130,947
6,138	7,211	9,041	11,316	13,530
$13.66	$12.58	$11.75	$10.95	$9.68

American Funds College Target Date Series	13

Statements of operations
for the six months ended April 30, 2018

	College 2036 Fund[1]		College 2033 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$19		$5,902
Affiliated issuers	—		—
	19		5,902
Fees and expenses[2]:
Distribution services	5		921
Transfer agent services	1		359
529 plan services	1		212
Reports to shareholders	—	[3]	18
Registration statement and prospectus	19		95
Trustees’ compensation	—	[3]	1
Auditing and legal	—	[3]	3
Custodian	—	[3]	3
Other	—		2
Total fees and expenses before reimbursements	26		1,614
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	18		—
Total fees and expenses after reimbursements	8		1,614
Net investment income	11		4,288

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—		—
Affiliated issuers	—		—
Capital gain distributions received	—		18,172
	—		18,172
Net unrealized depreciation on investments:
Unaffiliated issuers	(117)		(7,765)
Affiliated issuers	—		—
	(117)		(7,765)
Net realized gain and unrealized depreciation	(117)		10,407
Net (decrease) increase in net assets resulting from operations	$(106)		$14,695

[1]	For the period February 9, 2018, commencement of operations, through April 30, 2018.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$12,535	$12,122	$13,503	$11,745	$1,257
—	—	2,492	3,675	2,387
12,535	12,122	15,995	15,420	3,644

2,033	1,847	2,378	2,778	756
749	643	792	856	306
433	373	460	498	132
38	33	40	43	11
107	84	85	84	22
2	2	2	2	1
3	3	5	5	1
3	3	3	3	3
4	4	4	5	1
3,372	2,992	3,769	4,274	1,233

—	—	—	—	—
3,372	2,992	3,769	4,274	1,233
9,163	9,130	12,226	11,146	2,411

—	2,162	—	1,850	(200)
—	—	—	(257)	(250)
29,893	15,080	16,918	5,258	262
29,893	17,242	16,918	6,851	(188)

(14,564)	(20,401)	(30,177)	(34,985)	(15,145)
—	—	(8,753)	(13,140)	(23,551)
(14,564)	(20,401)	(38,930)	(48,125)	(38,696)
15,329	(3,159)	(22,012)	(41,274)	(38,884)
$24,492	$5,971	$(9,786)	$(30,128)	$(36,473)

American Funds College Target Date Series	15

Statements of changes in net assets

	College 2036 Fund	College 2033 Fund

	Period	Six months
	ended	ended	Year ended
	April 30	April 30	October 31
	2018[1,2]	2018[2]	2017
Operations:
Net investment income	$11	$4,288	$5,264
Net realized gain (loss)	—	18,172	6,295
Net unrealized (depreciation) appreciation	(117)	(7,765)	49,131
Net (decrease) increase in net assets resulting from operations	(106)	14,695	60,690

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	—	(5,455)	(2,681)
Class 529-B3	—	—	— [4]
Class 529-C	—	(272)	(256)
Class 529-E	—	(139)	(70)
Class 529-T	—	— [4]	—
Class 529-F-1	—	(459)	(221)
Total dividends from net investment income	—	(6,325)	(3,228)
Distributions from net realized gains:
Short-term net realized gains:
Class 529-A	—	—	—
Class 529-B3	—	—	—
Class 529-C	—	—	—
Class 529-E	—	—	—
Class 529-T	—	—	—
Class 529-F-1	—	—	—
Long-term net realized gains:
Class 529-A	—	(4,916)	(1,704)
Class 529-B3	—	—	— [4]
Class 529-C	—	(634)	(283)
Class 529-E	—	(156)	(53)
Class 529-T	—	— [4]	—
Class 529-F-1	—	(380)	(131)
Total distributions from net realized gains	—	(6,086)	(2,171)
Total dividends and distributions paid to shareholders	—	(12,411)	(5,399)

Net capital share transactions	17,583	196,901	263,666

Total increase (decrease) in net assets	17,477	199,185	318,957

Net assets:
Beginning of period	—	532,144	213,187
End of period	$17,477	$731,329	$532,144
Undistributed net investment income	$11	$1,555	$3,592

[1]	For the period February 9, 2018, commencement of operations, through April 30, 2018.
[2]	Unaudited.
[3]	Class 529-B shares were fully liquidated on May 5, 2017.
[4]	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund		College Enrollment Fund

Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2018[2]	2017	2018[2]	2017	2018[2]	2017	2018[2]	2017	2018[2]	2017

$9,163	$14,838	$9,130	$13,541	$12,226	$18,176	$11,146	$17,237	$2,411	$3,480
29,893	30,781	17,242	26,740	16,918	15,634	6,851	15,373	(188)	1,716
(14,564)	89,129	(20,401)	49,341	(38,930)	44,621	(48,125)	4,495	(38,696)	(4,945)
24,492	134,748	5,971	89,622	(9,786)	78,431	(30,128)	37,105	(36,473)	251

(12,635)	(10,523)	(11,670)	(8,804)	(15,501)	(12,177)	(13,893)	(13,046)	(2,792)	(3,236)
—	—	—	—	—	—	—	—	—	—
(1,013)	(1,187)	(1,141)	(1,193)	(1,699)	(1,958)	(1,524)	(2,730)	—	(668)
(383)	(316)	(349)	(280)	(621)	(501)	(636)	(599)	(160)	(199)
— [4]	—	— [4]	—	— [4]	—	— [4]	—	— [4]	—
(1,140)	(804)	(1,314)	(812)	(1,706)	(1,168)	(1,783)	(1,608)	(605)	(744)
(15,171)	(12,830)	(14,474)	(11,089)	(19,527)	(15,804)	(17,836)	(17,983)	(3,557)	(4,847)

(49)	—	(496)	(355)	(98)	(147)	(145)	—	—	(19)
—	—	—	— [4]	—	— [4]	—	—	—	— [4]
(9)	—	(102)	(86)	(22)	(38)	(41)	—	—	(9)
(1)	—	(18)	(13)	(5)	(7)	(8)	—	—	(1)
— [4]	—	— [4]	—	— [4]	—	— [4]	—	—	—
(4)	—	(49)	(30)	(10)	(13)	(16)	—	—	(4)

(22,934)	(17,295)	(18,795)	(14,372)	(10,266)	(11,549)	(8,474)	(10,363)	(365)	(452)
—	(1)	—	(10)	—	(11)	—	(13)	—	(1)
(4,183)	(3,548)	(3,842)	(3,472)	(2,288)	(3,028)	(2,408)	(3,496)	(115)	(216)
(822)	(606)	(668)	(532)	(474)	(539)	(450)	(538)	(26)	(33)
— [4]	—	— [4]	—	— [4]	—	— [4]	—	— [4]	—
(1,797)	(1,184)	(1,858)	(1,184)	(1,001)	(993)	(946)	(1,136)	(67)	(87)
(29,799)	(22,634)	(25,828)	(20,054)	(14,164)	(16,325)	(12,488)	(15,546)	(573)	(822)
(44,970)	(35,464)	(40,302)	(31,143)	(33,691)	(32,129)	(30,324)	(33,529)	(4,130)	(5,669)

196,770	271,791	182,110	258,936	202,543	312,713	180,859	336,677	1,056,329	(53,699)

176,292	371,075	147,779	317,415	159,066	359,015	120,407	340,253	1,015,726	(59,117)

1,209,827	838,752	1,046,490	729,075	1,305,911	946,896	1,448,766	1,108,513	369,316	428,433
$1,386,119	$1,209,827	$1,194,269	$1,046,490	$1,464,977	$1,305,911	$1,569,173	$1,448,766	$1,385,042	$369,316
$4,096	$10,104	$4,980	$10,324	$6,996	$14,297	$7,124	$13,814	$1,751	$2,897

American Funds College Target Date Series	17

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Class 529-T†	Up to 2.50%	None	None
Class 529-F-1	None	None	None
*	Effective December 1, 2017.
†	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

18	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following pages.

American Funds College Target Date Series	19

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

20	American Funds College Target Date Series

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds College Target Date Series	21

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
As of October 31, 2017
Undistributed ordinary income	$—	$3,593	$10,163	$10,986	$14,423	$14,024	$2,896
Undistributed long-term capital gains	—	6,085	29,734	25,160	14,027	12,270	573
As of April 30, 2018
Gross unrealized appreciation on investments	1	48,533	90,490	46,767	30,685	6,486	43
Gross unrealized depreciation on investments	(118)	(4,453)	(15,053)	(17,101)	(25,446)	(43,883)	(43,631)
Net unrealized (depreciation) appreciation on investments	(117)	44,080	75,437	29,666	5,239	(37,397)	(43,588)
Cost of investments	17,599	687,466	1,311,205	1,165,081	1,460,357	1,607,292	1,429,475

22	American Funds College Target Date Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of College 2036 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in College 2036 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2018, unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares were as follows (dollars in thousands):

Fund	Class 529-A
College 2036 Fund	$3
College 2033 Fund	—
College 2030 Fund	—
College 2027 Fund	—
College 2024 Fund	—
College 2021 Fund	—
College Enrollment Fund	—

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds College Target Date Series	23

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2018, were as follows (dollars in thousands):

College 2036 Fund*

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$4		$1		$1
Class 529-C	1		—	†	—	†
Class 529-E	—	†	—	†	—	†
Class 529-T	—		—	†	—	†
Class 529-F-1	—		—	†	—	†
Total class-specific expenses	$5		$1		$1

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$556	$298		$172
Class 529-C	324	34		22
Class 529-E	41	6		5
Class 529-T	—	—	†	—	†
Class 529-F-1	—	21		13
Total class-specific expenses	$921	$359		$212

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,044	$596		$335
Class 529-C	900	96		60
Class 529-E	89	14		12
Class 529-T	—	—	†	—	†
Class 529-F-1	—	43		26
Total class-specific expenses	$2,033	$749		$433

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$931	$495		$279
Class 529-C	842	91		56
Class 529-E	74	11		10
Class 529-T	—	—	†	—	†
Class 529-F-1	—	46		28
Total class-specific expenses	$1,847	$643		$373

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,133	$597		$336
Class 529-C	1,129	122		75
Class 529-E	116	18		16
Class 529-T	—	—	†	—	†
Class 529-F-1	—	55		33
Total class-specific expenses	$2,378	$792		$460

College 2021 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,147	$607		$341
Class 529-C	1,494	163		100
Class 529-E	137	21		18
Class 529-T	—	—	†	—	†
Class 529-F-1	—	65		39
Total class-specific expenses	$2,778	$856		$498

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$296	$202		$83
Class 529-C	419	63		28
Class 529-E	41	9		6
Class 529-T	—	—	†	—	†
Class 529-F-1	—	32		15
Total class-specific expenses	$756	$306		$132

*	For the period February 9, 2018, commencement of operations, through April 30, 2018.
†	Amount less than one thousand.

24	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
College 2036 Fund	$—	*	$—	*	$—	*
College 2033 Fund	1		—	*	1
College 2030 Fund	2		—	*	2
College 2027 Fund	2		—	*	2
College 2024 Fund	2		—	*	2
College 2021 Fund	2		—	*	2
College Enrollment Fund	1		—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Fund merger

On April 20, 2018, College Enrollment Fund (the “acquiring fund”) acquired the net assets of College 2018 Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 4, 2017. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on April 20, 2018. All share classes were exchanged at a ratio of 1.08 to 1. Shares issued by College Enrollment Fund are disclosed in the capital share transactions table on page 30. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding	Net assets	Net asset value per share
College 2018 Fund	Acquired fund
Class 529-A		66,118	$686,968	$10.39
Class 529-C		21,885	226,074	10.33
Class 529-E		4,088	42,348	10.36
Class 529-T		1	10	10.38
Class 529-F-1		8,824	91,854	10.41

College Enrollment Fund	Acquiring fund
Class 529-A		22,638	218,538	9.65
Class 529-C		6,814	65,655	9.64
Class 529-E		1,426	13,735	9.63
Class 529-T		1	10	9.65
Class 529-F-1		4,053	39,216	9.68

College Enrollment Fund	Post merger
Class 529-A		93,826	905,506	9.65
Class 529-C		30,266	291,729	9.64
Class 529-E		5,824	56,083	9.63
Class 529-T		2	20	9.65
Class 529-F-1		13,542	131,070	9.68

Components of net assets acquired on April 20, 2018
Capital paid in on shares of beneficial interest				$1,078,400
Distributions in excess of net investment income				(335)
Undistributed net realized gain				372
Net unrealized depreciation				(31,183)
Total net assets				$1,047,254

American Funds College Target Date Series	25

Had the acquisition been completed on November 1, 2017, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the six months ended April 30, 2018, would have been as follows (dollars in thousands):

Pro forma components of net assets resulting from operations for the six months ended April 30, 2018
Net investment income	$ 8,180
Net gain on investments	1,111
Net unrealized depreciation on investments	(69,880)
Net decrease in net assets resulting from operations	$(60,589)

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since April 20, 2018.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2018, as follows (dollars in thousands):

	Purchases	Sales
College 2036 Fund	$—	$—
College 2033 Fund	207,328	—
College 2030 Fund	191,581	—
College 2027 Fund	198,768	32,569
College 2024 Fund	197,964	—
College 2021 Fund	286,997	120,136
College Enrollment Fund	19,412	41,676

26	American Funds College Target Date Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2036 Fund

	Sales[1]		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Period ended April 30, 2018[2]

Class 529-A	$14,877	1,450	$(421)	(41)	$14,456	1,409
Class 529-C	1,021	100	(58)	(6)	963	94
Class 529-E	896	87	(8)	(1)	888	86
Class 529-T	10	1	—	—	10	1
Class 529-F-1	1,266	123	—	—	1,266	123
Total net increase (decrease)	$18,070	1,761	$(487)	(48)	$17,583	1,713

College 2033 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$170,890	14,415	$10,370		890		$(15,558)	(1,313)	$165,702	13,992
Class 529-C	16,604	1,411	905		79		(5,322)	(454)	12,187	1,036
Class 529-E	5,656	480	295		25		(482)	(41)	5,469	464
Class 529-T	—	—	—		—		—	—	—	—
Class 529-F-1	13,406	1,129	838		71		(701)	(59)	13,543	1,141
Total net increase (decrease)	$206,556	17,435	$12,408		1,065		$(22,063)	(1,867)	$196,901	16,633

Year ended October 31, 2017

Class 529-A	$230,077	21,327	$4,379		435		$(17,088)	(1,570)	$217,368	20,192
Class 529-B3	—	—	—	[4]	—	[4]	(22)	(2)	(22)	(2)
Class 529-C	25,868	2,428	537		54		(3,513)	(328)	22,892	2,154
Class 529-E	6,992	653	123		12		(312)	(29)	6,803	636
Class 529-T5	10	1	—		—		—	—	10	1
Class 529-F-1	17,193	1,595	353		35		(931)	(87)	16,615	1,543
Total net increase (decrease)	$280,140	26,004	$5,392		536		$(21,866)	(2,016)	$263,666	24,524

See end of tables for footnotes.

American Funds College Target Date Series	27

College 2030 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$159,782	11,576		$35,615	2,625		$(33,066)	(2,396)	$162,331	11,805
Class 529-C	21,689	1,594		5,205	388		(11,547)	(845)	15,347	1,137
Class 529-E	6,118	445		1,206	89		(1,034)	(74)	6,290	460
Class 529-T	—	—		—	—		—	—	—	—
Class 529-F-1	12,105	873		2,941	216		(2,244)	(162)	12,802	927
Total net increase (decrease)	$199,694	14,488		$44,967	3,318		$(47,891)	(3,477)	$196,770	14,329

Year ended October 31, 2017

Class 529-A	$226,818	17,463		$27,814	2,265		$(43,146)	(3,311)	$211,486	16,417
Class 529-B3	6	—	[4]	1	—	[4]	(61)	(4)	(54)	(4)
Class 529-C	37,253	2,914		4,734	389		(13,862)	(1,079)	28,125	2,224
Class 529-E	9,405	725		921	75		(2,684)	(205)	7,642	595
Class 529-T5	10	1		—	—		—	—	10	1
Class 529-F-1	28,088	2,159		1,989	162		(5,495)	(423)	24,582	1,898
Total net increase (decrease)	$301,580	23,262		$35,459	2,891		$(65,248)	(5,022)	$271,791	21,131

College 2027 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$149,477	11,703		$30,957	2,455		$(32,818)	(2,567)	$147,616	11,591
Class 529-C	23,516	1,868		5,085	407		(17,257)	(1,359)	11,344	916
Class 529-E	5,397	425		1,034	82		(1,647)	(130)	4,784	377
Class 529-T	—	—		—	—		—	—	—	—
Class 529-F-1	17,211	1,340		3,220	255		(2,065)	(162)	18,366	1,433
Total net increase (decrease)	$195,601	15,336		$40,296	3,199		$(53,787)	(4,218)	$182,110	14,317

Year ended October 31, 2017

Class 529-A	$213,426	17,277		$23,522	2,000		$(40,844)	(3,296)	$196,104	15,981
Class 529-B3	87	7		10	1		(625)	(52)	(528)	(44)
Class 529-C	39,561	3,243		4,747	406		(14,691)	(1,204)	29,617	2,445
Class 529-E	7,334	600		826	71		(1,927)	(153)	6,233	518
Class 529-T5	10	1		—	—		—	—	10	1
Class 529-F-1	29,875	2,413		2,025	172		(4,400)	(356)	27,500	2,229
Total net increase (decrease)	$290,293	23,541		$31,130	2,650		$(62,487)	(5,061)	$258,936	21,130

28	American Funds College Target Date Series

College 2024 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$196,346	16,419	$25,860	2,175	$(45,891)	(3,846)	$176,315	14,748
Class 529-C	40,090	3,400	4,008	340	(43,112)	(3,621)	986	119
Class 529-E	9,898	832	1,099	93	(3,401)	(286)	7,596	639
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	19,410	1,620	2,717	228	(4,481)	(377)	17,646	1,471
Total net increase (decrease)	$265,744	22,271	$33,684	2,836	$(96,885)	(8,130)	$202,543	16,977

Year ended October 31, 2017

Class 529-A	$256,395	21,845	$23,864	2,106	$(60,084)	(5,110)	$220,175	18,841
Class 529-B3	66	6	12	1	(1,297)	(112)	(1,219)	(105)
Class 529-C	66,415	5,733	5,024	447	(19,407)	(1,675)	52,032	4,505
Class 529-E	12,157	1,039	1,047	93	(3,025)	(259)	10,179	873
Class 529-T5	10	1	—	—	—	—	10	1
Class 529-F-1	34,426	2,928	2,174	191	(5,064)	(429)	31,536	2,690
Total net increase (decrease)	$369,469	31,552	$32,121	2,838	$(88,877)	(7,585)	$312,713	26,805

College 2021 Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$214,049	19,177	$22,510	2,028	$(67,912)	(6,110)	$168,647	15,095
Class 529-C	54,351	4,942	3,973	361	(71,490)	(6,432)	(13,166)	(1,129)
Class 529-E	10,272	928	1,093	99	(4,062)	(368)	7,303	659
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	22,490	2,017	2,742	246	(7,157)	(644)	18,075	1,619
Total net increase (decrease)	$301,162	27,064	$30,318	2,734	$(150,621)	(13,554)	$180,859	16,244

Year ended October 31, 2017

Class 529-A	$265,883	23,633	$23,407	2,134	$(75,904)	(6,749)	$213,386	19,018
Class 529-B3	72	7	13	1	(1,447)	(129)	(1,362)	(121)
Class 529-C	103,115	9,284	6,228	573	(31,647)	(2,848)	77,696	7,009
Class 529-E	16,793	1,496	1,137	104	(3,625)	(324)	14,305	1,276
Class 529-T5	10	1	—	—	—	—	10	1
Class 529-F-1	39,439	3,495	2,744	250	(9,541)	(847)	32,642	2,898
Total net increase (decrease)	$425,312	37,916	$33,529	3,062	$(122,164)	(10,897)	$336,677	30,081

See end of tables for footnotes.

American Funds College Target Date Series	29

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2018 Fund		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class 529-A	$81,094	6,321	$686,968	71,188	$3,156	323		$(53,019)	(5,416)	$718,199	72,416
Class 529-C	22,716	1,553	226,074	23,452	115	12		(43,625)	(4,463)	205,280	20,554
Class 529-E	3,681	245	42,348	4,397	182	19		(5,111)	(524)	41,100	4,137
Class 529-T	—	—	10	1	—	—		(10)	(1)	—	—
Class 529-F-1	9,237	656	91,854	9,489	672	69		(10,013)	(1,021)	91,750	9,193
Total net increase (decrease)	$116,728	8,775	$1,047,254	108,527	$4,125	423		$(111,778)	(11,425)	$1,056,329	106,300

Year ended October 31, 2017

Class 529-A	$63,575	6,400			$3,703	379		$(96,470)	(9,720)	$(29,192)	(2,941)
Class 529-B3	22	3			1	—	[4]	(610)	(62)	(587)	(59)
Class 529-C	29,621	3,008			892	92		(50,876)	(5,169)	(20,363)	(2,069)
Class 529-E	6,640	671			233	24		(7,967)	(805)	(1,094)	(110)
Class 529-T5	10	1			—	—		—	—	10	1
Class 529-F-1	16,340	1,643			836	85		(19,649)	(1,974)	(2,473)	(246)
Total net increase (decrease)	$116,208	11,726			$5,665	580		$(175,572)	(17,730)	$(53,699)	(5,424)

[1]	Includes exchanges between share classes of the fund.
[2]	For the period February 9, 2018, commencement of operations, through April 30, 2018.
[3]	Class 529-B shares were fully liquidated on May 5, 2017.
[4]	Amount less than one thousand.
[5]	Class 529-T shares began investment operations on April 7, 2017.

30	American Funds College Target Date Series

Financial highlights

College 2036 Fund

		Income from investment operations[1]										Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		average net assets before waivers/ reimbursements[2,5]		average net assets after waivers/ reimbursements[2,4,5]		Net effective expense ratio[2,4,6]		Ratio of net income to average net assets[2,4]
Class 529-A:
4/30/18[7,8,9]	$10.00	$.02		$.18	$.20	$—	$10.20	2.00%		$14		.35%		.11%		.51%		.15%
Class 529-C:
4/30/18[7,8,9]	10.00	—	[10]	.19	.19	—	10.19	1.90		1		.54		.26		.66		.03
Class 529-E:
4/30/18[7,8,9]	10.00	.04		.16	.20	—	10.20	2.00		1		.55		.15		.55		.32
Class 529-T:
4/30/18[7,8,9]	10.00	.03		.17	.20	—	10.20	2.00	[11]	—	[12]	.36	[11]	.08	[11]	.48	[11]	.27	[11]
Class 529-F-1:
4/30/18[7,8,9]	10.00	.04		.17	.21	—	10.21	2.10		1		.34		.05		.45		.30

See end of table for footnotes.

American Funds College Target Date Series	31

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-A:
4/30/18[7,9]	$11.67	$.08	$.25	$.33	$(.13)	$(.12)	$(.25)	$11.75	2.90%[2]		$595		.43%[13]		.43%[13]		.81%[13]		1.41%[13]
10/31/17	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15		428		.34		.34		.73		1.53
10/31/16	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13		166		.41		.39		.79		1.54
10/31/15[7,14]	10.00	.08	(.19)	(.11)	—	—	—	9.89	(1.10)[2]		40		.62	[13]	.48	[13]	.89	[13]	1.33	[13]
Class 529-C:
4/30/18[7,9]	11.53	.04	.24	.28	(.05)	(.12)	(.17)	11.64	2.46	[2]	70		1.21	[13]	1.21	[13]	1.59	[13]	.63	[13]
10/31/17	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23		58		1.20		1.20		1.59		.70
10/31/16	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21		29		1.24		1.22		1.62		.72
10/31/15[7,14]	10.00	.04	(.19)	(.15)	—	—	—	9.85	(1.50)[2]		9		1.36	[13]	1.21	[13]	1.62	[13]	.66	[13]
Class 529-E:
4/30/18[7,9]	11.62	.07	.25	.32	(.11)	(.12)	(.23)	11.71	2.76	[2]	19		.68	[13]	.68	[13]	1.06	[13]	1.16	[13]
10/31/17	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87		13		.67		.67		1.06		1.19
10/31/16	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78		5		.71		.69		1.09		1.29
10/31/15[7,14]	10.00	.06	(.18)	(.12)	—	—	—	9.88	(1.20)[2]		1		.80	[13]	.68	[13]	1.09	[13]	.95	[13]
Class 529-T:
4/30/18[7,9]	11.67	.09	.25	.34	(.14)	(.12)	(.26)	11.75	2.98	[2,11]	—	[12]	.27	[11,13]	.27	[11,13]	.65	[11,13]	1.61	[11,13]
10/31/17[7,15]	10.61	.08	.98	1.06	—	—	—	11.67	9.99	[2,11]	—	[12]	.23	[11,13]	.23	[11,13]	.62	[11,13]	1.34	[11,13]
Class 529-F-1:
4/30/18[7,9]	11.71	.10	.25	.35	(.15)	(.12)	(.27)	11.79	2.99	[2]	47		.21	[13]	.21	[13]	.59	[13]	1.63	[13]
10/31/17	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42		33		.20		.20		.59		1.67
10/31/16	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21		13		.24		.22		.62		1.77
10/31/15[7,14]	10.00	.09	(.18)	(.09)	—	—	—	9.91	(.90)[2]		4		.38	[13]	.22	[13]	.63	[13]	1.55	[13]

32	American Funds College Target Date Series

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-A:
4/30/18[7,9]	$13.83	$.10	$.19	$.29	$(.18)	$(.33)	$(.51)	$13.61	2.10%[2]		$1,077		.42%[13]		.42%[13]		.78%[13]		1.51%[13]
10/31/17	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16		931		.41		.41		.78		1.55
10/31/16	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42		643		.42		.41		.79		1.57
10/31/15	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68		454		.50		.40		.79		1.55
10/31/14	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47		274		.49		.39		.79		1.54
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14		110		.49		.39		.80		1.59
Class 529-C:
4/30/18[7,9]	13.60	.05	.18	.23	(.08)	(.33)	(.41)	13.42	1.68	[2]	187		1.20	[13]	1.20	[13]	1.56	[13]	.72	[13]
10/31/17	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23		174		1.20		1.20		1.57		.77
10/31/16	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56		132		1.23		1.22		1.60		.77
10/31/15	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)		97		1.32		1.22		1.61		.71
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51		56		1.34		1.24		1.64		.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24		23		1.35		1.25		1.66		.75
Class 529-E:
4/30/18[7,9]	13.75	.09	.18	.27	(.15)	(.33)	(.48)	13.54	1.98	[2]	38		.67	[13]	.67	[13]	1.03	[13]	1.25	[13]
10/31/17	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89		33		.66		.66		1.03		1.30
10/31/16	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13		22		.70		.68		1.06		1.29
10/31/15	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36		15		.79		.69		1.08		1.25
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16		9		.81		.71		1.11		1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78		4		.82		.72		1.13		1.25
Class 529-T:
4/30/18[7,9]	13.85	.12	.18	.30	(.21)	(.33)	(.54)	13.61	2.15	[2,11]	—	[12]	.25	[11,13]	.25	[11,13]	.61	[11,13]	1.68	[11,13]
10/31/17[7,15]	12.82	.11	.92	1.03	—	—	—	13.85	8.03	[2,11]	—	[12]	.23	[11,13]	.23	[11,13]	.60	[11,13]	1.48	[11,13]
Class 529-F-1:
4/30/18[7,9]	13.89	.12	.19	.31	(.21)	(.33)	(.54)	13.66	2.22	[2]	84		.20	[13]	.20	[13]	.56	[13]	1.73	[13]
10/31/17	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39		72		.20		.20		.57		1.76
10/31/16	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55		42		.23		.21		.59		1.76
10/31/15	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87		28		.32		.22		.61		1.72
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70		17		.34		.24		.64		1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39		8		.35		.25		.66		1.80

See end of table for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-A:
4/30/18[7,9]	$12.92	$.11	$— [10]	$.11	$(.19)	$(.31)	$(.50)	$12.53	.77%[2]		$898		43%[13]		.43%[13]		.76%[13]		1.73%[13]
10/31/17	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76		777		.41		.41		.76		1.65
10/31/16	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70		537		.44		.42		.78		1.64
10/31/15	12.54	.20	(.14)	.06	(.17)	(.17)	(.34)	12.26	.53		379		.52		.42		.78		1.65
10/31/14	11.64	.19	.85	1.04	(.13)	(.01)	(.14)	12.54	8.99		249		.51		.41		.79		1.56
10/31/13	9.82	.16	1.75	1.91	(.09)	—	(.09)	11.64	19.58		124		.52		.42		.82		1.51
Class 529-C:
4/30/18[7,9]	12.72	.06	(.01)	.05	(.09)	(.31)	(.40)	12.37	.33	[2]	174		1.20	[13]	1.20	[13]	1.53	[13]	.95	[13]
10/31/17	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97		167		1.19		1.19		1.54		.87
10/31/16	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86		128		1.23		1.22		1.58		.85
10/31/15	12.40	.10	(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)		96		1.32		1.22		1.58		.85
10/31/14	11.55	.09	.84	.93	(.07)	(.01)	(.08)	12.40	8.08		61		1.34		1.24		1.62		.73
10/31/13	9.82	.07	1.74	1.81	(.08)	—	(.08)	11.55	18.53		30		1.35		1.25		1.65		.69
Class 529-E:
4/30/18[7,9]	12.83	.09	— [10]	.09	(.16)	(.31)	(.47)	12.45	.62	[2]	31		.66	[13]	.66	[13]	.99	[13]	1.49	[13]
10/31/17	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51		27		.66		.66		1.01		1.40
10/31/16	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44		20		.70		.68		1.04		1.39
10/31/15	12.48	.17	(.15)	.02	(.14)	(.17)	(.31)	12.19	.23		14		.79		.69		1.05		1.39
10/31/14	11.61	.15	.85	1.00	(.12)	(.01)	(.13)	12.48	8.70		9		.81		.71		1.09		1.25
10/31/13	9.82	.13	1.74	1.87	(.08)	—	(.08)	11.61	19.24		4		.82		.72		1.12		1.15
Class 529-T:
4/30/18[7,9]	12.94	.12	(.01)	.11	(.21)	(.31)	(.52)	12.53	.80	[2,11]	—	[12]	.25	[11,13]	.25	[11,13]	.58	[11,13]	1.91	[11,13]
10/31/17[7,15]	12.18	.12	.64	.76	—	—	—	12.94	6.24	[2,11]	—	[12]	.23	[11,13]	.23	[11,13]	.58	[11,13]	1.67	[11,13]
Class 529-F-1:
4/30/18[7,9]	12.98	.12	— [10]	.12	(.21)	(.31)	(.52)	12.58	.89	[2]	91		.20	[13]	.20	[13]	.53	[13]	1.97	[13]
10/31/17	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02		75		.20		.20		.55		1.86
10/31/16	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87		43		.23		.21		.57		1.86
10/31/15	12.58	.23	(.14)	.09	(.19)	(.17)	(.36)	12.31	.76		28		.32		.22		.58		1.85
10/31/14	11.66	.21	.85	1.06	(.13)	(.01)	(.14)	12.58	9.20		16		.34		.24		.62		1.73
10/31/13	9.83	.18	1.74	1.92	(.09)	—	(.09)	11.66	19.70		9		.35		.25		.65		1.66

34	American Funds College Target Date Series

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-A:
4/30/18[7,9]	$12.09	$.11	$(.16)	$(.05)	$(.19)	$(.13)	$(.32)	$11.72	(.49)%[2]	$1,079		.43%[13]		.43%[13]		.71%[13]		1.89%[13]
10/31/17	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36	935		.42		.42		.70		1.75
10/31/16	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79	681		.44		.43		.73		1.77
10/31/15	12.11	.21	(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/14	11.29	.20	.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18	1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
Class 529-C:
4/30/18[7,9]	11.90	.06	(.16)	(.10)	(.09)	(.13)	(.22)	11.58	(.88)[2]	231		1.19	[13]	1.19	[13]	1.47	[13]	1.09	[13]
10/31/17	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56	236		1.19		1.19		1.47		.98
10/31/16	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/15	11.98	.11	(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/14	11.20	.10	.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09	1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
Class 529-E:
4/30/18[7,9]	12.04	.10	(.18)	(.08)	(.16)	(.13)	(.29)	11.67	(.70)[2]	49		.66	[13]	.66	[13]	.94	[13]	1.65	[13]
10/31/17	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17	43		.66		.66		.94		1.50
10/31/16	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/15	12.07	.18	(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/14	11.26	.17	.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15	1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
Class 529-T:
4/30/18[7,9]	12.11	.12	(.17)	(.05)	(.21)	(.13)	(.34)	11.72	(.46)[2,11]	—	[12]	.24	[11,13]	.24	[11,13]	.52	[11,13]	2.06	[11,13]
10/31/17[7,15]	11.62	.12	.37	.49	—	—	—	12.11	4.22 [2,11]	—	[12]	.23	[11,13]	.23	[11,13]	.51	[11,13]	1.77	[11,13]
Class 529-F-1:
4/30/18[7,9]	12.14	.13	(.18)	(.05)	(.21)	(.13)	(.34)	11.75	(.46)[2]	106		.20	[13]	.20	[13]	.48	[13]	2.11	[13]
10/31/17	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63	92		.19		.19		.47		1.97
10/31/16	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/15	12.15	.23	(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/14	11.31	.22	.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20	1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91

See end of table for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2021 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-A:
4/30/18[7,9]	$11.38	$.09	$(.30)	$(.21)	$(.15)	$(.10)	$(.25)	$10.92	(1.89)%[2]	$1,087		.43%[13]		.43%[13]		.71%[13]		1.63%[13]
10/31/17	11.39	.17	.16	.33	(.19)	(.15)	(.34)	11.38	3.07	961		.43		.43		.71		1.52
10/31/16	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69
10/31/15	11.61	.21	(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
10/31/14	10.99	.21	.56	.77	(.15)	— [10]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
10/31/13	9.93	.19	.93	1.12	(.06)	—	(.06)	10.99	11.40	198		.56		.45		.81		1.83
Class 529-C:
4/30/18[7,9]	11.21	.05	(.29)	(.24)	(.06)	(.10)	(.16)	10.81	(2.08)[2]	301		1.19	[13]	1.19	[13]	1.47	[13]	.85	[13]
10/31/17	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33	325		1.19		1.19		1.47		.76
10/31/16	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/15	11.49	.12	(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
10/31/14	10.90	.11	.57	.68	(.09)	— [10]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
10/31/13	9.93	.11	.91	1.02	(.05)	—	(.05)	10.90	10.37	53		1.35		1.24		1.60		1.04
Class 529-E:
4/30/18[7,9]	11.33	.08	(.30)	(.22)	(.13)	(.10)	(.23)	10.88	(1.89)[2]	57		.66	[13]	.66	[13]	.94	[13]	1.40	[13]
10/31/17	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87	52		.66		.66		.94		1.28
10/31/16	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/15	11.57	.18	(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
10/31/14	10.96	.18	.56	.74	(.13)	— [10]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
10/31/13	9.93	.16	.93	1.09	(.06)	—	(.06)	10.96	11.06	9		.82		.71		1.07		1.56
Class 529-T:
4/30/18[7,9]	11.40	.10	(.30)	(.20)	(.18)	(.10)	(.28)	10.92	(1.87)[2,11]	—	[12]	.24	[11,13]	.24	[11,13]	.52	[11,13]	1.81	[11,13]
10/31/17[7,15]	11.16	.10	.14	.24	—	—	—	11.40	2.15 [2,11]	—	[12]	.23	[11,13]	.23	[11,13]	.51	[11,13]	1.57	[11,13]
Class 529-F-1:
4/30/18[7,9]	11.43	.10	(.30)	(.20)	(.18)	(.10)	(.28)	10.95	(1.79)[2]	124		.20	[13]	.20	[13]	.48	[13]	1.86	[13]
10/31/17	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37	111		.20		.20		.48		1.75
10/31/16	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/15	11.64	.23	(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01
10/31/14	11.01	.23	.56	.79	(.16)	— [10]	(.16)	11.64	7.32	31		.33		.23		.53		2.00
10/31/13	9.94	.22	.92	1.14	(.07)	—	(.07)	11.01	11.53	14		.35		.24		.60		2.05

36	American Funds College Target Date Series

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[5]		expenses to average net assets after waivers/ reimburse- ments[4,5]		Net effective expense ratio[4,6]		Ratio of net income (loss) to average net assets[4]
Class 529-A:
4/30/18[7,9]	$9.95	$.07		$(.23)	$(.16)	$(.12)	$(.02)	$(.14)	$9.65	(1.62)%[2]	$906		.48%[13]		.48%[13]		.78%[13]		1.36%[13]
10/31/17	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/16	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/15	9.99	.10		.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/14	9.91	.07		.08	.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)	(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62		.51		.82		.70
Class 529-C:
4/30/18[7,9]	9.84	.03		(.22)	(.19)	—	(.02)	(.02)	9.63	(1.97)[2]	292		1.23	[13]	1.23	[13]	1.53	[13]	.59	[13]
10/31/17	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/16	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/15	9.91	.03		.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/14	9.85	—	[10]	.07	.07	— [10]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[10]	(.13)	(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37		1.26		1.57		(.04)
Class 529-E:
4/30/18[7,9]	9.92	.06		(.23)	(.17)	(.10)	(.02)	(.12)	9.63	(1.76)[2]	56		.68	[13]	.68	[13]	.98	[13]	1.15	[13]
10/31/17	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/16	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/15	9.96	.08		.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/14	9.90	.05		.07	.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)	(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84		.73		1.04		.48
Class 529-T:
4/30/18[7,9]	9.96	.07		(.21)	(.14)	(.15)	(.02)	(.17)	9.65	(1.47)[2,11]	—	[12]	.27	[11,13]	.27	[11,13]	.57	[11,13]	1.52	[11,13]
10/31/17[7,15]	9.88	.07		.01	.08	—	—	—	9.96	.81 [2,11]	—	[12]	.24	[11,13]	.24	[11,13]	.55	[11,13]	1.26	[11,13]
Class 529-F-1:
4/30/18[7,9]	9.99	.08		(.22)	(.14)	(.15)	(.02)	(.17)	9.68	(1.50)[2]	131		.23	[13]	.23	[13]	.53	[13]	1.60	[13]
10/31/17	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/16	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/15	10.02	.13		.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/14	9.94	.09		.08	.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)	(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37		.27		.58		.95

See end of table for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

	Six months ended			Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2018[2,7,9]		2017	2016	2015	2014		2013
College 2036 Fund	—%[2,8,16]
College 2033 Fund	—	[16]	—%[16]	—%[16]	—%[2,14,16]
College 2030 Fund	—	[16]	6	4	— [16]	—%[16]		—%[16]
College 2027 Fund	3		11	9	10	—	[16]	—	[16]
College 2024 Fund	—	[16]	13	10	20	—	[16]	—	[16]
College 2021 Fund	8		7	5	25	—	[16]	—	[16]
College Enrollment Fund	4		7	12	15	13		8

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges.
[4]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[5]	This column does not include expenses of the underlying funds in which each fund invests.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period February 9, 2018, commencement of operations, through April 30, 2018.
[9]	Unaudited.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Annualized.
[14]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[15]	Class 529-T shares began investment operations on April 7, 2017.
[16]	Amount is either less than 1% or there is no turnover.

38	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

College 2036 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,020.00	$1.14	.53%	$2.01	.93%
Class 529-A – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.66	.93
Class 529-C – actual return	1,000.00	1,019.00	2.59	1.20	3.45	1.60
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	8.00	1.60
Class 529-E – actual return	1,000.00	1,020.00	1.49	.69	2.35	1.09
Class 529-E – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.46	1.09
Class 529-T – actual return	1,000.00	1,020.00	.80	.37	1.66	.77
Class 529-T – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class 529-F-1 – actual return	1,000.00	1,021.00	.48	.22	1.34	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.11	.62

See end of tables for footnotes.

American Funds College Target Date Series	39

College 2033 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,028.99	$2.16	.43%	$4.07	.81%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	4.06	.81
Class 529-C – actual return	1,000.00	1,024.65	6.07	1.21	7.98	1.59
Class 529-C – assumed 5% return	1,000.00	1,018.79	6.06	1.21	7.95	1.59
Class 529-E – actual return	1,000.00	1,027.65	3.42	.68	5.33	1.06
Class 529-E – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.31	1.06
Class 529-T – actual return	1,000.00	1,029.83	1.36	.27	3.27	.65
Class 529-T – assumed 5% return	1,000.00	1,023.46	1.35	.27	3.26	.65
Class 529-F-1 – actual return	1,000.00	1,029.92	1.06	.21	2.97	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.96	.59

College 2030 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,021.02	$2.10	.42%	$3.91	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.91	.78
Class 529-C – actual return	1,000.00	1,016.82	6.00	1.20	7.80	1.56
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.80	1.56
Class 529-E – actual return	1,000.00	1,019.83	3.36	.67	5.16	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.16	1.03
Class 529-T – actual return	1,000.00	1,021.51	1.25	.25	3.06	.61
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	3.06	.61
Class 529-F-1 – actual return	1,000.00	1,022.22	1.00	.20	2.81	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.81	.56

College 2027 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,007.71	$2.14	.43%	$3.78	.76%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.81	.76
Class 529-C – actual return	1,000.00	1,003.31	5.96	1.20	7.60	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.65	1.53
Class 529-E – actual return	1,000.00	1,006.20	3.28	.66	4.92	.99
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Class 529-T – actual return	1,000.00	1,008.04	1.24	.25	2.89	.58
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.91	.58
Class 529-F-1 – actual return	1,000.00	1,008.89	1.00	.20	2.64	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.66	.53

40	American Funds College Target Date Series

College 2024 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$995.10	$2.13	.43%	$3.51	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.56	.71
Class 529-C – actual return	1,000.00	991.22	5.88	1.19	7.26	1.47
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.35	1.47
Class 529-E – actual return	1,000.00	993.02	3.26	.66	4.65	.94
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.71	.94
Class 529-T – actual return	1,000.00	995.37	1.19	.24	2.57	.52
Class 529-T – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.61	.52
Class 529-F-1 – actual return	1,000.00	995.41	.99	.20	2.37	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.41	.48

College 2021 Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$981.05	$2.11	.43%	$3.49	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.56	.71
Class 529-C – actual return	1,000.00	977.84	5.84	1.19	7.21	1.47
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.35	1.47
Class 529-E – actual return	1,000.00	979.93	3.24	.66	4.61	.94
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.71	.94
Class 529-T – actual return	1,000.00	981.30	1.18	.24	2.55	.52
Class 529-T – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.61	.52
Class 529-F-1 – actual return	1,000.00	981.36	.98	.20	2.36	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.41	.48

College Enrollment Fund
	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$983.77	$2.36	.48%	$3.84	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.41	2.41	.48	3.91	.78
Class 529-C – actual return	1,000.00	980.29	6.04	1.23	7.51	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.65	1.53
Class 529-E – actual return	1,000.00	982.39	3.34	.68	4.82	.98
Class 529-E – assumed 5% return	1,000.00	1,021.42	3.41	.68	4.91	.98
Class 529-T – actual return	1,000.00	985.34	1.33	.27	2.81	.57
Class 529-T – assumed 5% return	1,000.00	1,023.46	1.35	.27	2.86	.57
Class 529-F-1 – actual return	1,000.00	984.97	1.13	.23	2.61	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.66	.53

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds College Target Date Series	41

Approval of Investment Advisory and Service Agreement

American Funds College Target Date Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In that connection, they recognized that each fund, except the College Enrollment Fund, seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. They noted that the target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses; that the fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date; and that in this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods. They further noted that the College Enrollment Fund seeks to provide current income, consistent with preservation of capital.

The board and the committee compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods ended June 30, 2017. Where no Lipper index exists that corresponds exactly to a fund’s target date, the board and the committee compared the fund’s investment results to a Lipper index considered by the board and the committee in the exercise of their business judgment to be appropriate. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds College 2033 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2035, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above all of the comparisons for the three-month and six-month periods, and above the Lipper Average and Bloomberg Barclays Index but below the S&P 500 Index for the one-year period and lifetime of the fund since March 27, 2015.

42	American Funds College Target Date Series

American Funds College 2030 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Lipper Average and the Bloomberg Barclays Index for all periods except the Lipper Average for the one-year and three-year periods, and were lower than the S&P 500 Index for all periods.

American Funds College 2027 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Bloomberg Barclays Index for all periods, and were lower than the Lipper Average and S&P 500 Index for all periods but the Lipper Average for the lifetime of the fund since March 27, 2015.

American Funds College 2024 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Bloomberg Barclays Index but below the Lipper Average and S&P 500 Index for all periods.

American Funds College 2021 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were lower than all of the comparisons except the Bloomberg Barclays Index for the six-month and one-year periods and lifetime of the fund since September 14, 2012.

American Funds College 2018 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2020, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were lower than all of the comparisons except the Bloomberg Barclays Index for the one-year period and lifetime of the fund since September 14, 2012.

American Funds College Enrollment Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Short-Intermediate Investment Grade Debt Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate 1–5 Years Index, (iii) the Standard & Poor’s 500 Composite Index and (iv) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were below all of the comparisons except the Bloomberg Barclays U.S. Aggregate Index for the one-year period.

The board and the committee concluded that in view of the funds’ relatively short history, each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds College Target Date Series	43

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They also considered CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

44	American Funds College Target Date Series

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2018